Operating expenses	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Personnel costs	—	—	1,710
Consulting and professional fees	—	—	4,012
Other sales and marketing expenses	—	—	709
Sales & Marketing	—	—	6,431
For the year ended December 31, 2023, sales and marketing expenses amount to €6,431 thousand. No sales and marketing expenses were incurred in prior periods. These expenses consist primarily in consulting costs associated with market research and re-branding of the Group in preparation of the Global Offering, as well as an early team build out in preparation for our future sales and commercialization efforts in the U.S..
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Sub-contracting, studies and research	36,362	38,858	85,726
Personnel costs	5,179	3,072	8,048
Consulting and professional fees	4,016	4,246	6,561
Intellectual property fees	1,325	1,187	1,645
Other research and development expenses	899	931	1,196
Research and development expenses	47,781	48,295	103,176
Research and development expenses consist primarily of the following items:
•Personnel expenses, including salaries, benefits, and share-based compensation expenses, for employees engaged in research and development activities;
•Sub-contracting, collaboration and consultant expenses that primarily include the cost of third-party contractors such as
CROs who conduct our non-clinical studies and clinical trials, and research related to proprietary platforms, as well as investigative sites and consultants that conduct our preclinical studies and clinical trials;
•Expenses incurred under agreements with contract manufacturing organizations (“CMOs”), including manufacturing scale-up expenses and the cost of acquiring and manufacturing preclinical study and clinical trial materials;
•Expenses relating to preclinical studies and clinical trials;
•Expenses relating to regulatory affairs;
•Allocated expenses for facility costs, including rent, utilities and maintenance; and
•Expenses relating to the implementation of the quality assurance system.
For the year ended December 31, 2022, research and development expenses were €48,295 thousand, as compared to €47,781 thousand for the year ended December 31, 2021. This increase was primarily due to the €20,841 thousand increase in UC expenses, following the strong progress of obefazimod in this indication since 2021, as the Group completed the Phase 2b clinical trial in early 2022 and initiated Phase 3 clinical trial in the first half of 2022 (see Note 3.2 The Group announces first US patient enrollment in global Phase
3 program with obefazimod in UC – October 2022). This increase is offset by a decrease by €13,943 thousand in transversal activities, as the Group completed existing studies, a decrease by €2,021 thousand in Crohn’s Disease research expenses and a decrease by
€2,834 thousand in Rheumatoid Arthritis expenses.
For the year ended December 31, 2023, research and development expenses were €103,176 thousand, as compared to
€48,295 thousand for the year ended December 31, 2022. This increase was primarily due to the €45,233 thousand increase in UC expenses, due to the progress of Phase 3 clinical trials for obefazimod in UC (Phase 3 costs are significantly more expensive than
Phase 2), the €2,735 thousand increase in CD expenses, due to the planning costs incurred for the CD trial, and the €4,477 million increase in transversal activities related the (i) the overall expansion of the R&D headcount to support the growing organization and
(ii) the issuance of new equity awards to officers and employees.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Personnel costs	2,320	1,403	13,104
Consulting and professional fees	2,026	2,624	6,393
Other general and administrative expenses	1,233	3,466	2,893
General and administrative expenses	5,580	7,492	22,390
General and administrative expenses consist primarily of personnel-related expenses, including salaries, benefits and share-based compensation expenses, for personnel other than employees engaged in research and development activities. General and administrative expenses also include fees for professional services, mainly related to audit and legal services, consulting costs, communications and travel costs, allocated expenses for facility costs, including rent, utilities and maintenance, directors’ attendance fees, and insurance costs.
For the year ended December 31, 2022, general and administrative expenses were €7,492 thousand, as compared to €5,580 thousand for the year ended December 31, 2021. This increase was primarily driven by other general and administrative expenses, as well as an increase in consulting and professional fees. The €2,233 thousand increase in other general and administrative expenses in 2022 was primarily related to financial and legal consulting fees. These increases are partially offset by a decrease in personnel costs, mainly due to a reversal of share-based compensation expenses.
For the year ended December 31, 2023, general and administrative expenses were €22,390 thousand, as compared to €7,492 thousand for the year ended December 31, 2022. This increase was primarily due to increase in personnel costs by €11,702 thousand, resulting from the issuance of new equity awards to officers and employees, management changes that occurred during the period (see Note 3.3
Change in governance and management – February-August 2023 ) and the increased G&A headcount to support the expansion of the overall organization, as well as increased legal and professional fees and other costs associated with operating as a dual-listed public company.
Principal audit fees and services:

(amounts in thousands of euros)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Statutory Auditor, certification of individual and consolidated financial statements
Issuer	80	100	1,714
Other procedures required by law
Issuer	86	740	492
Total	166	840	2,206